Revenue - Disaggregation of Revenue by Major Sources (Details) - CAD ($) $ in Millions		12 Months Ended
	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue
Revenue from contracts with customers		$ 4,940.5	$ 3,123.8
Other sources of revenue		554.5	1,132.9
Total revenue		5,495.0	4,256.7
Contract term	20 years
Commodity sales contracts
Disaggregation of Revenue
Revenue from contracts with customers		2,225.1	1,162.7
Midstream service contracts
Disaggregation of Revenue
Revenue from contracts with customers		145.0	205.0
Gas sales and transportation services
Disaggregation of Revenue
Revenue from contracts with customers		2,501.4	1,684.3
Storage services
Disaggregation of Revenue
Revenue from contracts with customers		28.1	35.4
Other
Disaggregation of Revenue
Revenue from contracts with customers		40.9	36.4
Revenue from alternative revenue programs
Disaggregation of Revenue
Other sources of revenue		29.5	21.7
Leasing revenue
Disaggregation of Revenue
Other sources of revenue		242.6	452.1
Risk management and trading activities
Disaggregation of Revenue
Other sources of revenue		262.3	644.2
Other
Disaggregation of Revenue
Other sources of revenue		20.1	14.9
Utilities
Disaggregation of Revenue
Total revenue		2,564.2	1,752.6
Midstream
Disaggregation of Revenue
Total revenue		1,574.3	1,344.6
Midstream | Risk management and trading activities | GAIL
Disaggregation of Revenue
Total revenue		504.5	264.2
Power
Disaggregation of Revenue
Total revenue		1,356.3	1,162.0
Corporate
Disaggregation of Revenue
Total revenue		0.2	(2.5)
Operating Segments
Disaggregation of Revenue
Total revenue		5,539.4	4,369.2
Operating Segments | Utilities
Disaggregation of Revenue
Revenue from contracts with customers		2,538.7	1,730.4
Other sources of revenue		25.5	22.2
Total revenue		2,590.8	1,765.6
Operating Segments | Utilities | Commodity sales contracts
Disaggregation of Revenue
Revenue from contracts with customers		0.0	0.0
Operating Segments | Utilities | Midstream service contracts
Disaggregation of Revenue
Revenue from contracts with customers		0.0	0.0
Operating Segments | Utilities | Gas sales and transportation services
Disaggregation of Revenue
Revenue from contracts with customers		2,501.4	1,684.3
Operating Segments | Utilities | Storage services
Disaggregation of Revenue
Revenue from contracts with customers		28.1	35.4
Operating Segments | Utilities | Other
Disaggregation of Revenue
Revenue from contracts with customers		9.2	10.7
Operating Segments | Utilities | Revenue from alternative revenue programs
Disaggregation of Revenue
Other sources of revenue		29.5	21.7
Operating Segments | Utilities | Leasing revenue
Disaggregation of Revenue
Other sources of revenue		0.9	0.6
Operating Segments | Utilities | Risk management and trading activities
Disaggregation of Revenue
Other sources of revenue		0.0	1.0
Operating Segments | Utilities | Other
Disaggregation of Revenue
Other sources of revenue		(4.9)	(1.1)
Operating Segments | Midstream
Disaggregation of Revenue
Revenue from contracts with customers		1,241.4	870.8
Other sources of revenue		332.9	473.8
Total revenue		1,581.2	1,435.0
Operating Segments | Midstream | Commodity sales contracts
Disaggregation of Revenue
Revenue from contracts with customers		$ 1,093.7	665.2
Contract term		1 year
Operating Segments | Midstream | Midstream service contracts
Disaggregation of Revenue
Revenue from contracts with customers		$ 145.0	205.0
Operating Segments | Midstream | Gas sales and transportation services
Disaggregation of Revenue
Revenue from contracts with customers		0.0	0.0
Operating Segments | Midstream | Storage services
Disaggregation of Revenue
Revenue from contracts with customers		0.0	0.0
Operating Segments | Midstream | Other
Disaggregation of Revenue
Revenue from contracts with customers		2.7	0.6
Operating Segments | Midstream | Revenue from alternative revenue programs
Disaggregation of Revenue
Other sources of revenue		0.0	0.0
Operating Segments | Midstream | Leasing revenue
Disaggregation of Revenue
Other sources of revenue		136.6	96.6
Operating Segments | Midstream | Risk management and trading activities
Disaggregation of Revenue
Other sources of revenue		196.2	377.6
Operating Segments | Midstream | Other
Disaggregation of Revenue
Other sources of revenue		0.1	(0.4)
Operating Segments | Power
Disaggregation of Revenue
Revenue from contracts with customers		1,160.4	522.6
Other sources of revenue		195.9	639.4
Total revenue		1,367.2	1,171.0
Operating Segments | Power | Commodity sales contracts
Disaggregation of Revenue
Revenue from contracts with customers		1,131.4	497.5
Operating Segments | Power | Midstream service contracts
Disaggregation of Revenue
Revenue from contracts with customers		0.0	0.0
Operating Segments | Power | Gas sales and transportation services
Disaggregation of Revenue
Revenue from contracts with customers		0.0	0.0
Operating Segments | Power | Storage services
Disaggregation of Revenue
Revenue from contracts with customers		0.0	0.0
Operating Segments | Power | Other
Disaggregation of Revenue
Revenue from contracts with customers		29.0	25.1
Operating Segments | Power | Revenue from alternative revenue programs
Disaggregation of Revenue
Other sources of revenue		0.0	0.0
Operating Segments | Power | Leasing revenue
Disaggregation of Revenue
Other sources of revenue		105.1	354.9
Operating Segments | Power | Risk management and trading activities
Disaggregation of Revenue
Other sources of revenue		65.9	268.5
Operating Segments | Power | Other
Disaggregation of Revenue
Other sources of revenue		24.9	16.0
Operating Segments | Corporate
Disaggregation of Revenue
Revenue from contracts with customers		0.0	0.0
Other sources of revenue		0.2	(2.5)
Total revenue		0.2	(2.4)
Operating Segments | Corporate | Commodity sales contracts
Disaggregation of Revenue
Revenue from contracts with customers		0.0	0.0
Operating Segments | Corporate | Midstream service contracts
Disaggregation of Revenue
Revenue from contracts with customers		0.0	0.0
Operating Segments | Corporate | Gas sales and transportation services
Disaggregation of Revenue
Revenue from contracts with customers		0.0	0.0
Operating Segments | Corporate | Storage services
Disaggregation of Revenue
Revenue from contracts with customers		0.0	0.0
Operating Segments | Corporate | Other
Disaggregation of Revenue
Revenue from contracts with customers		0.0	0.0
Operating Segments | Corporate | Revenue from alternative revenue programs
Disaggregation of Revenue
Other sources of revenue		0.0	0.0
Operating Segments | Corporate | Leasing revenue
Disaggregation of Revenue
Other sources of revenue		0.0	0.0
Operating Segments | Corporate | Risk management and trading activities
Disaggregation of Revenue
Other sources of revenue		0.2	(2.9)
Operating Segments | Corporate | Other
Disaggregation of Revenue
Other sources of revenue		$ 0.0	$ 0.4